 Filed Pursuant to Rule 497
 File Nos. 333-214851 and 811-23216
FS SERIES TRUST

Supplement dated March 22, 2019 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Prospectus, dated December 17, 2018

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (the “Funds”), dated December 17, 2018 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Funds—Additional Description of the Principal Risks of the Funds” beginning on page 77 of the statutory Prospectus before you decide to invest in the Funds’ Shares.
Portfolio Managers
Effective immediately, Greg Bassuk no longer serves as a Portfolio Manager to the Funds. Therefore, all references to Greg Bassuk in the Funds’ Prospectus are hereby removed. Michael Kelly and Scott Burr, who currently serve as portfolio managers of the Funds, will remain as portfolio managers of the Funds. Each Fund’s investment objective, strategies, and policies will remain unchanged.
Shareholder’s Guide
This supplement supplements and amends the section of the Prospectus entitled “Shareholder’s Guide” by adding the following sentence immediately at the end of the third paragraph thereof:
Class I Shares may also be available on brokerage platforms of firms that have agreements with the Funds’ Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class I Shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.
Please retain this Supplement with your Prospectus for future reference.

FS SERIES TRUST

Supplement dated March 22, 2019 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Statement of Additional Information, dated December 17, 2018

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (the “Funds”), dated December 17, 2018 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Funds—Additional Description of the Principal Risks of the Funds” beginning on page 77 of the statutory Prospectus before you decide to invest in the Funds’ Shares.
Portfolio Managers
Effective immediately, Greg Bassuk no longer serves as a Portfolio Manager to the Funds. Therefore, all references to Greg Bassuk in the Funds’ SAI are hereby removed. Michael Kelly and Scott Burr, who currently serve as portfolio managers of the Funds, will remain as portfolio managers of the Funds. Each Fund’s investment objective, strategies, and policies will remain unchanged.
Please retain this Supplement with your SAI for future reference.